SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Revenues by Service Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from operations:
Revenues	$ 11,796	$ 23,546	$ 26,225
Air Travel Media Network [Member]
Revenues from operations:
Revenues	9,191	23,474	25,954
Gas Station Media Network [Member]
Revenues from operations:
Revenues	2,604	0
Other Media [Member]
Revenues from operations:
Revenues	$ 1	$ 72	$ 271